Covid-19 Impact on Business	6 Months Ended
Dec. 31, 2021
Covid-19 Impact on Business [Abstract]
COVID-19 impact on business
14	COVID-19 impact on business

The COVID-19 pandemic has caused uncertainty in global markets and its impact is unable to be reliably measured. However, COVID-19 has had limited effect thus far on the Group’s operation. Development activities have continued with minimal disruption.